Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

30. FAIR VALUE MEASUREMENTS

ASC subtopic 820-10 ("ASC 820-10"), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Foreign currency and commodity derivatives and interest rate swap are classified within Level 2 because they are valued using models utilizing market observable and other inputs.

The fair value of the conversion option of convertible bonds as of December 31, 2011 was estimated based on the following assumptions:

Risk-free interest rate		1.10%
Time to maturity		6.04
Expected volatility		102.63%
Comparable yield to maturity		16.28%
Fair value per ADS	US$	0.98

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2011 are summarized below:

	Fair value measurements at December 31, 2010 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2010
	(RMB'000)	(RMB'000)	(RMB'000)	(RMB'000)

Cash and cash equivalents
- Time deposits	1,630,777	—	—	1,630,777
- Restricted cash	100,490	—	—	100,490

Foreign currency / commodity / interest rate swap derivatives
- Financial assets	—	7,489	—	7,489
- Financial liabilities	—	8,047	—	8,047

Conversion option of convertible bonds	—	—	277,566	277,566

	Fair value measurements at December 31, 2011 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2011
	(RMB'000)	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)

Cash and cash equivalents
- Time deposits	1,976,555	—	—	1,976,555	314,043
- Restricted cash	281,626	—	—	281,626	44,746

Foreign currency / commodity / interest rate swap derivatives
- Financial assets	—	29,091	—	29,091	4,622
- Financial liabilities	—	30,670	—	30,670	4,873

Conversion option of convertible bonds	—	—	13,182	13,182	2,094

The following is a reconciliation of the liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2010 and 2011.

Conversion option of convertible bonds
(RMB'000)

Balance as of January 1, 2010	309,189
Unrealized gain	(31,623)

Balance as of December 31, 2010	277,566
Unrealized gain	(264,384)

Balance as of December 31, 2011	13,182

The amount of realized or unrealized gain/loss is included in the consolidated statements of operations in "Changes in fair value of conversion feature of convertible bonds."

In accordance with ASC 820, goodwill was written down to the fair value of zero, resulting in an impairment loss of RMB134,735,000 (US$21,407,236), which was included in "Impairment of goodwill" in the consolidated statements of operations for the year ended December 31, 2011. Upon impairment, goodwill is classified within Level 3 because it is valued using an income approach using discounted cash flows derived based on management's assumptions and estimates.

Assets measured at fair value on a non-recurring basis are summarized below:

			Fair value measurements at December 31, 2011 using:
	As of December 31, 2011		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment loss recognized for the year ended December 31, 2011
	(RMB'000)	(US$'000)	(RMB'000)	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)

Goodwill	—	—	—	—	—	134,735	21,407